CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 949,036	$ 133,669	¥ 886,632
Restricted cash	48,282	6,800	86,708
Accounts receivable (net of allowance of RMB 1,466 and RMB 1,466 as of December 31, 2022 and 2023, respectively)	431,159	60,727	682,103
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2022 and 2023, respectively)	61,098	8,605	138,614
Inventories, net	602,688	84,887	1,021,923
Short-term investments (including available-for-sale debt securities measured at fair value of RMB 34,316 and RMB 36,586 as of December 31, 2022 and 2023, respectively)	36,586	5,153	34,316
Prepaid expenses and other current assets	119,931	16,891	108,252
Total current assets	2,248,780	316,732	2,958,548
Property, plant and equipment, net	63,397	8,929	100,605
Intangible assets, net	70,061	9,868	123,300
Long-term investments (including available-for-sale debt securities measured at fair value of RMB 148,819 and RMB 167,102 as of December 31, 2022 and 2023, respectively)	1,693,611	238,540	1,686,628
Deferred tax assets	230,041	32,401	210,186
Operating lease right-of-use assets	48,412	6,819	65,573
Goodwill	68,023	9,581	66,081
Amount due from related parties, non-current	20,954	2,951	6,333
Other non-current assets	68,852	9,698	50,389
Total assets	4,512,131	635,519	5,267,643
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB 452,039 and RMB 261,841 as of December 31, 2022 and 2023, respectively)	264,726	37,286	456,585
Advance from customers and others of the consolidated VIEs without recourse to the Group	1,653	233	2,133
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB38,913 and RMB13,558 as of December 31, 2022 and 2023,respectively)	24,671	3,475	40,978
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB 119,877 and RMB 232,020 as of December 31, 2022 and 2023, respectively)	315,592	44,450	197,819
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB 407 and RMB 417 as of December 31, 2022 and 2023, respectively)	7,003	986	2,715
Notes payable and others of the consolidated VIEs without recourse to the Group	475,629	66,991	456,438
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to the Group of RMB 452,000 and RMB 12,000 as of December 31, 2022 and 2023, respectively)	12,000	1,690	512,000
Total current liabilities	1,101,274	155,111	1,668,668
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB 32,393 and RMB 26,886 as of December 31, 2022 and 2023, respectively)	29,601	4,169	35,552
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of RMB 161,827 and RMB 1,916 as of December 31, 2022 and 2023, respectively)	1,916	270	162,602
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Group of RMB 280,000 and RMB 545,000 as of December 31, 2022 and 2023, respectively)	852,133	120,020	684,210
Non-current operating lease liabilities (including Noncurrent operating lease liabilities of the consolidated VIEs without recourse to the Group of RMB 10,276 and RMB 1,189 as of December 31, 2022 and 2023,respectively)	22,697	3,197	31,690
Total liabilities	2,007,621	282,767	2,582,722
Equity
Additional paid-in capital	1,750,580	246,564	1,690,879
Treasury shares	(85,217)	(12,003)	(67,163)
Accumulated retained earnings	730,731	102,921	942,848
Accumulated other comprehensive income	96,318	13,566	105,796
Total Zepp Health Corporation shareholders' equity	2,492,576	351,071	2,672,522
Noncontrolling interest	11,934	1,681	12,399
Total equity	2,504,510	352,752	2,684,921
Total liabilities and equity	4,512,131	635,519	5,267,643
Class A Ordinary Shares
Equity
Ordinary shares	84	12	85
Class B Ordinary Shares
Equity
Ordinary shares	¥ 80	$ 11	¥ 77